Derivative Financial Instruments (Details) - Schedule of business combination the estimated fair value - $ / shares	7 Months Ended
	Sep. 24, 2021	Feb. 26, 2021
Schedule of business combination the estimated fair value [Abstract]
Series A-1 redeemable convertible preferred stock value (in Dollars per share)		$ 1.57
Purchase price		0.75%
Expected term (in years)	3 years
Expected volatility	75.00%	0.00%
Risk-free interest rate	0.55%	0.00%
Common stock value (in Dollars per share)	$ 15.12